Expense Example - PIMCO Global Bond Opportunities Fund US Dollar-Hedged	Institutional 1 Year	Institutional 3 Years	Institutional 5 Years	Institutional 10 Years	I-2 1 Year	I-2 3 Years	I-2 5 Years	I-2 10 Years	Administrative 1 Year	Administrative 3 Years	Administrative 5 Years	Administrative 10 Years	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years
USD ($)	57	179	313	701	67	211	368	822	83	259	450	1,002	464	654	860	1,453	269	523	902	1,965